Share capital and reserves	6 Months Ended
Jun. 30, 2026
Share capital and reserves
Share capital and reserves

21.Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders, Cubic Games Studio Ltd put option, exercise of share-based payments options and changes in fair value of other investments measured at FVOCI.

Share-based payments reserve

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 26 for further details.

Treasury share reserve

When shares are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Tender offer and at - the - market offering

On December 19, 2023 GDEV Inc announced the commencement of a tender offer by the Company to purchase for cash a minimum of 1,500,000 of its ordinary shares, of no par value per ordinary share (the “Minimum Tender Condition”), up to a maximum of 2,000,000 shares, at a purchase price of $20.00 per share, net to the seller in cash, without interest, less any applicable withholding taxes, using funds available from cash and cash equivalents. The tender offer, proration period and withdrawal rights expired on January 18, 2024.

In accordance with the terms and conditions of the tender offer referenced above, and based on the final results reported by the Depositary, the Company has accepted for purchase 1,655,426 shares through the tender offer at a price of $20.00 per share, for an aggregate cost of approximately 33,109, excluding fees relating to the tender offer in the amount of 58, which are considered to be insignificant.

The shares acquired pursuant to the tender offer were classified as treasury shares, remaining available for the Company to issue in the future. In particular, subsequent to the completion of the tender offer, on September 12, 2024, the Company entered into a Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and Oppenheimer & Co. Inc. (together, the “Agents”), under which the Company may offer and sell, from time to time, 1,757,026 ordinary shares of the Company, held in treasury (including the shares acquired pursuant to the tender offer), through a designated Agent in an “at the market offering,” as defined in Rule 415(a)(4) promulgated under the Securities Act.

Since the ATM program duration is three years and there is a reasonable expectation that more shares will be issued, mentioned costs were deferred as a prepaid expense. These costs are classified as Deferred ATM Offering Costs included in the caption Deposits and prepayments of the Consolidated Statement of Financial Position as at December 31, 2025 until further issuance of shares occurs. At that point, such costs will be reclassified as a decrease of Additional Paid-In Capital in accordance with IAS 32.37.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these consolidated financial statements; refer to the consolidated statement of changes in equity.

Share capital

Share capital as at June 30, 2026 and December 31, 2025 consisted from the following:

	2025	2025
	Number of shares	US$

Ordinary shares of $0 each	18,150,489	—
	18,150,489	—

Issued and fully paid
Balance at January 1, 2025	18,111,016	—
Issue of shares resulting from options exercise	39,473	—
Balance at December 31, 2025	18,150,489	—

	2026	2026
	Number of shares	US$

Ordinary shares of $0 each	18,150,489	—
	18,150,489	—

Issued and fully paid
Balance at January 1, 2026	18,150,489	—
Balance at June 30, 2026	18,150,489	—

Special Dividend

On February 20, 2025 the Company’s Board of Directors has authorized and approved a one-time, nonrecurring special cash dividend of $3.31 per share to the Company’s shareholders of record as of the close of business on March 3, 2025, representing an aggregate cash outflow of approximately $60 million, reducing the Company’s total cash and cash equivalents recorded on its Consolidated Statement of Financial Position as at December 31, 2024 commensurately. On March 11, 2025, the Company paid a dividend to various shareholders in the amount of 55,990, with an additional 4,020 remaining unpaid as at December 31, 2025 and June 30, 2026 due to legal constraints.